Investments in Associates 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Acquisition cost		₩ 3,089,683		₩ 3,059,835
Book value		₩ 5,844,464		₩ 5,232,373		₩ 4,250,787
Korea Gas Corporation
Disclosure of associates [line items]
Key operation activities		Importing and wholesaling LNG		Importing and wholesaling LNG	[1]
Location		KOREA		Korea	[1]
Percentage of ownership		20.47%		20.47%	[1]
Acquisition cost		₩ 94,500		₩ 94,500	[1]
The fair value of associates		684,180		738,990
Book value		₩ 2,085,296		₩ 1,815,513	[1]	1,647,325
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
The fair value of associates		80,454		115,339
Book value		₩ 31,078		₩ 24,617		25,630
YTN Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Broadcasting	[2]	Broadcasting
Location		KOREA	[2]	Korea
Percentage of ownership		21.43%	[2]	21.43%
Acquisition cost		₩ 59,000	[2]	₩ 59,000
The fair value of associates		50,220		26,550
Book value		₩ 55,027	[2]	₩ 51,828		40,549
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		15.00%	[3]	15.00%	[4]
Acquisition cost		₩ 5,725	[3]	₩ 5,725	[4]
Book value		₩ 12,158	[3]	₩ 10,554	[4]	11,443
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation equipment consignment and operation service		Power generation equipment consignment and operation service
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value		₩ 119,791		₩ 121,955		132,774
Korea Power Exchange
Disclosure of associates [line items]
Key operation activities		Management of power market and others	[5]	Management of power market and others	[6]
Location		KOREA	[5]	Korea	[6]
Percentage of ownership		100.00%	[5]	100.00%	[6]
Acquisition cost		₩ 127,839	[5]	₩ 127,839	[6]
Book value		275,126	[5]	269,728	[6]	269,122
Dayone Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		3,565		(1,244)
Accumulated unrecognized equity interest		₩ 27,017		₩ 23,452
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[7]	Power generation
Location		KOREA	[7]	Korea
Percentage of ownership		60.00%	[7]	25.00%
Acquisition cost		₩ 11,494	[7]	₩ 3,810
Book value		₩ 14,501	[7]	₩ 6,800		6,392
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[7]	Power generation
Location		KOREA	[7]	Korea
Percentage of ownership		67.25%	[7]	25.00%
Acquisition cost		₩ 12,637	[7]	₩ 3,420
Book value		13,049	[7]	₩ 3,357		3,087
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				25.00%
Acquisition cost				₩ 3,875
Book value		₩ 0		₩ 5,411		5,027
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		6.85%	[3]	9.34%	[4]
Acquisition cost		₩ 40,854	[3]	₩ 40,854	[4]
Book value		26,727	[3]	₩ 25,426	[4]	26,353
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				30.00%
Acquisition cost				₩ 3,801
Book value		₩ 0		₩ 8,355		7,867
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value		₩ 2,883		₩ 2,278		2,436
SPC Power Corporation
Disclosure of associates [line items]
Key operation activities		Power generation	[8]	Power generation
Location		PHILIPPINES	[8]	Philippines
Percentage of ownership		38.00%	[8]	38.00%
Acquisition cost		₩ 20,635	[8]	₩ 20,635
The fair value of associates		134,814		203,589
Book value		₩ 70,868	[8]	₩ 65,046		69,912
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		CHINA		China
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value		₩ 578,821		₩ 595,218		679,708
PT. Cirebon Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		Indonesia
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value		₩ 135,114		₩ 121,969		117,811
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Resources development	[9]	Resources development	[10]
Location		NIGERIA	[9]	Nigeria	[10]
Percentage of ownership		14.63%	[9]	14.63%	[10]
Acquisition cost		₩ 12	[9]	₩ 12	[10]
Book value		₩ 0	[9]	₩ 0	[10]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Resources development	[9]	Resources development	[10]
Location		NIGERIA	[9]	Nigeria	[10]
Percentage of ownership		14.63%	[9]	14.63%	[10]
Acquisition cost		₩ 12	[9]	₩ 12	[10]
Book value		₩ 0	[9]	₩ 0	[10]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		Indonesia
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value		₩ 37,743		₩ 35,077		27,865
PT. Bayan Resources TBK
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		INDONESIA		Indonesia
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
The fair value of associates		1,132,601		1,495,801
Book value		₩ 684,719		₩ 661,289		425,234
S-Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value		₩ 141,128		₩ 122,786		110,292
Pioneer Gas Power Limited
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		INDIA		India
Percentage of ownership		38.50%		38.50%
Acquisition cost		₩ 49,831		₩ 49,831
Book value		0		0		0
Unrecognized equity interest		19,248		21,691
Accumulated unrecognized equity interest		₩ 56,877		₩ 37,629
Eurasia Energy Holdings
Disclosure of associates [line items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		RUSSIA		Russia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value		0		0		0
Unrecognized equity interest		13		15
Accumulated unrecognized equity interest		₩ 203		₩ 190
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		LAOS		Laos
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value		₩ 115,584		₩ 92,441		64,570
PT. Mutiara Jawa
Disclosure of associates [line items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		INDONESIA		Indonesia
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value		₩ 3,597		₩ 2,569		1,780
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[11]	Recycling fly ashes		Recycling fly ashes
Location	[11]	KOREA		Korea
Percentage of ownership	[11]	2.35%		2.35%
Acquisition cost	[11]	₩ 686		₩ 686
Book value		₩ 0	[11]	₩ 0	[11]	0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value		0		3,808		4,197
Unrecognized equity interest		5,470		0
Accumulated unrecognized equity interest		5,470		0
Naepo Green Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		7,209		5,469
Accumulated unrecognized equity interest		₩ 14,956		₩ 7,747
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 262,740		₩ 262,740
Book value		₩ 288,893		₩ 260,858		2,186
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		1.61%	[3]	1.61%	[4]
Acquisition cost		₩ 2,900	[3]	₩ 2,900	[4]
Book value		0	[3]	2,288	[4]	2,368
Unrecognized equity interest		14		0
Accumulated unrecognized equity interest		₩ 14		₩ 0
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value		₩ 133,823		₩ 93,074		69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value		₩ 278		₩ 223		210
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	KOREA		Korea
Percentage of ownership	[12]	33.61%		33.61%
Acquisition cost	[12]	₩ 148,105		₩ 148,105
Book value		₩ 89,300	[12]	₩ 74,198	[12]	80,637
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		INDIA	[3]	India	[4]
Percentage of ownership		5.16%	[3]	5.16%	[4]
Acquisition cost		₩ 9,000	[3]	₩ 9,000	[4]
Book value		₩ 0	[3]	₩ 0	[4]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		46.59%		46.59%
Acquisition cost		₩ 5,190		₩ 5,190
Book value		₩ 1,555		₩ 1,704		2,165
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value		₩ 260,145		₩ 243,772		244,426
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value		₩ 2,849		₩ 2,342		2,066
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value		₩ 4,395		₩ 5,032		8,778
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		18.87%	[3]	18.87%	[4]
Acquisition cost		₩ 1,000	[3]	₩ 1,000	[4]
Book value		0	[3]	0	[4]	0
Unrecognized equity interest		122		282
Accumulated unrecognized equity interest		3,986		₩ 3,864
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Key operation activities	[4]			Electric vehicle charge service
Location	[4]			Korea
Percentage of ownership	[4]			17.50%
Acquisition cost	[4]			₩ 2,800
Book value		₩ 0		₩ 1,250	[4]	576
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electric material agency		Electric material agency
Location		KOREA		Korea
Percentage of ownership		28.98%		28.98%
Acquisition cost		₩ 537		₩ 537
Book value		₩ 280		₩ 219
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Key operation activities		Developing electric enterprises	[13]	Developing electric enterprises	[14]
Location		KOREA	[13]	Korea	[14]
Percentage of ownership		98.09%	[13]	98.09%	[14]
Acquisition cost		₩ 23,113	[13]	₩ 48,410	[14]
Book value		₩ 28,842	[13]	₩ 47,983	[14]	41,926
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Asset management	[3]	Asset management	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		9.90%	[3]	9.90%	[4]
Acquisition cost		₩ 297	[3]	₩ 297	[4]
Book value		₩ 1,184	[3]	₩ 1,066	[4]	938
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value		₩ 12		₩ 12		12
YaksuESS Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value		₩ 486		₩ 716		454
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Key operation activities		Construction and operation of utility plant	[15]	Construction and operation of utility plant	[16]
Location		NEPAL	[15]	Nepal	[16]
Percentage of ownership		69.06%	[15]	69.06%	[16]
Acquisition cost		₩ 70,228	[15]	₩ 70,228	[16]
Book value		₩ 69,940	[15]	₩ 66,333	[16]	42,677
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26,800		₩ 26,800
Book value		₩ 25,044		₩ 25,466		926
PND Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value		₩ 1,403		₩ 1,229		1,149
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		19.00%	[3]	19.00%	[4]
Acquisition cost		₩ 3,610	[3]	₩ 3,610	[4]
Book value		₩ 7,631	[3]	₩ 5,572	[4]	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		9.63%	[3]	9.63%	[4]
Acquisition cost		₩ 533	[3]	₩ 533	[4]
Book value		₩ 156	[3]	₩ 233	[4]	312
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value		₩ 1,571		₩ 1,713		25
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value		₩ 93		₩ 123		197
ITR Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 50		₩ 50
Book value		0		32		40
Unrecognized equity interest		5		0
Accumulated unrecognized equity interest		₩ 5		₩ 0
Structure test network Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 366		₩ 306		27
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[17]	Power generation	[18]
Location		KOREA	[17]	Korea	[18]
Percentage of ownership		15.00%	[17]	15.00%	[18]
Acquisition cost		₩ 969	[17]	₩ 969	[18]
Book value		₩ 373	[17]	₩ 361	[18]	103
Indeck Niles Development, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[19]
Location		USA		USA	[19]
Percentage of ownership		50.00%		56.25%	[19]
Acquisition cost		₩ 263,825		₩ 268,113	[19]
Book value		₩ 302,038		₩ 246,273	[19]	20,627
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value		₩ 94		₩ 111		101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Key operation activities		Holding company		Holding company
Location		KOREA		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 6,910		₩ 7,112
Book value		₩ 6,932		₩ 7,138		7,326
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		39.90%		39.90%
Acquisition cost		₩ 798		₩ 798
Book value		919		₩ 1,035		1,054
KPGE Inc.
Disclosure of associates [line items]
Key operation activities				Power generation materials business
Location				Korea
Percentage of ownership				29.00%
Acquisition cost				₩ 287
Book value		₩ 0		₩ 309		287
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		44.00%		44.00%
Acquisition cost		₩ 4,757		₩ 4,757
Book value		₩ 5,133		₩ 4,806		4,682
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		KOREA		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 5,560		₩ 5,560
Book value		₩ 4,420		₩ 4,302
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		23.95%		23.95%
Acquisition cost		₩ 126		₩ 126
Book value		₩ 177		₩ 128		85
SEP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		21.26%		21.26%
Acquisition cost		₩ 27		₩ 27
Book value		0		7		14
Unrecognized equity interest		14		0
Accumulated unrecognized equity interest		₩ 14		₩ 0
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[20]	R & D
Location		KOREA	[20]	Korea
Percentage of ownership		16.49%	[20]	25.25%
Acquisition cost		₩ 38	[20]	₩ 38
Book value		₩ 220	[20]	₩ 161		139
Tronix Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[20]	R & D
Location		KOREA	[20]	Korea
Percentage of ownership		12.50%	[20]	20.00%
Acquisition cost		₩ 75	[20]	₩ 75
Book value		₩ 66	[20]	₩ 109		119
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 36		₩ 35		22
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,570		₩ 1,570
Book value		₩ 2,562		₩ 1,268		1,096
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 1		₩ 1
Book value		0		0		0
Unrecognized equity interest		162		182
Accumulated unrecognized equity interest		₩ 460		₩ 298
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,276		₩ 1,276
Book value		₩ 2,591		₩ 1,927		1,684
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 11,022		₩ 11,022
Book value		₩ 13,010		₩ 10,238		11,022
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		49.25%		29.00%
Acquisition cost		₩ 7,880		₩ 4,640
Book value		₩ 8,951		₩ 4,356		29
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 714		₩ 714
Book value		₩ 872		₩ 911		1,578
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		42.58%		42.58%
Acquisition cost		₩ 706		₩ 706
Book value		₩ 859		₩ 721		230
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 4,400		₩ 4,400
Book value		₩ 7,838		₩ 6,083		4,180
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 360		₩ 360
Book value		₩ 586		₩ 565		360
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 5,651		₩ 5,651
Book value		₩ 8,662		₩ 6,784		5,510
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		25.36%		25.36%
Acquisition cost		₩ 3,910		₩ 3,910
Book value		4,485		3,877		3,910
Samcheok Eco Materials Co., Ltd
Disclosure of associates [line items]
Unrecognized equity interest		344		(323)
Accumulated unrecognized equity interest		₩ 806		₩ 462
G.GURU Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		24.65%		24.65%
Acquisition cost		₩ 493		₩ 493
Book value		₩ 300		₩ 403
UD4M Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[21]	R & D	[4]
Location		KOREA	[21]	Korea	[4]
Percentage of ownership		12.50%	[21]	12.50%	[4]
Acquisition cost		₩ 75	[21]	₩ 75	[4]
Book value		₩ 161	[21]	₩ 144	[4]
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 190		₩ 190
Book value		₩ 352		₩ 265
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 195		₩ 195
Book value		₩ 316		₩ 289
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		KOREA		Korea
Percentage of ownership		29.37%		29.37%
Acquisition cost		₩ 60		₩ 60
Book value		₩ 62		₩ 62		0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[14]
Location		KOREA		Korea	[14]
Percentage of ownership		41.00%		65.00%	[14]
Acquisition cost		₩ 5,695		₩ 1,950	[14]
Book value		₩ 4,277		₩ 1,878	[14]
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Coal recycling business	[3]	Coal recycling business	[4]
Location		KOREA	[3]	Korea	[4]
Percentage of ownership		0.82%	[3]	0.26%	[4]
Acquisition cost		₩ 1	[3]	₩ 0	[4]
Book value		1	[3]	₩ 0	[4]
Digital Innovation Growth Fund
Disclosure of associates [line items]
Key operation activities	[14]			Holding company
Location	[14]			Korea
Percentage of ownership	[14]			76.92%
Acquisition cost	[14]			₩ 10,000
Book value		₩ 0		₩ 9,890	[14]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[22]
Location		KOREA		Korea	[22]
Percentage of ownership		34.00%		39.65%	[22]
Acquisition cost		₩ 12,570		₩ 12,570	[22]
Book value		₩ 20,040		₩ 16,495	[22]	0
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[14]
Location		KOREA		Korea	[14]
Percentage of ownership		45.00%		68.00%	[14]
Acquisition cost		₩ 9,540		₩ 3,400	[14]
Book value		₩ 9,155		₩ 3,372	[14]	0
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[23]	Power generation
Location		KOREA	[23]	Korea
Percentage of ownership		3.81%	[23]	48.72%
Acquisition cost		₩ 95	[23]	₩ 95
Book value		₩ 62	[23]	₩ 95		0
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 7,965		₩ 7,965
Book value		₩ 7,461		₩ 7,965		0
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		KOREA		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,241		₩ 2,241
Book value		₩ 2,188		₩ 2,241		0
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation	[24]	Power generation	[14]
Location		KOREA	[24]	Korea	[14]
Percentage of ownership		63.33%	[24]	69.55%	[14]
Acquisition cost		₩ 13,788	[24]	₩ 6,000	[14]
Book value		23,199	[24]	6,000	[14]	₩ 0
Nghi Son 2 Power LLC
Disclosure of associates [line items]
Unrecognized equity interest		(18,940)		(114,340)
Accumulated unrecognized equity interest		0		18,940
Barakah One Company
Disclosure of associates [line items]
Unrecognized equity interest		51,137		(26,502)
Accumulated unrecognized equity interest		93,973		42,836
Incheon New Power Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		(163)		(31)
Accumulated unrecognized equity interest		0		163
KAPES, Inc.
Disclosure of associates [line items]
Unrecognized equity interest		(355)		317
Accumulated unrecognized equity interest		3,160		3,515
Chester Solar IV SpA
Disclosure of associates [line items]
Unrecognized equity interest		(21)		21
Accumulated unrecognized equity interest		₩ 0		21
Boulder Solar III, LLC
Disclosure of associates [line items]
Key operation activities		Power generation
Location		USA
Percentage of ownership		30.00%
Acquisition cost		₩ 715
Book value		₩ 744
PlatformN. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		29.58%
Acquisition cost		₩ 105
Book value		₩ 84
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Key operation activities	[17]	Power generation
Location	[17]	INDONESIA
Percentage of ownership	[17]	10.00%
Acquisition cost	[17]	₩ 26,710
Book value		₩ 69,035	[17]	0
Green Radiation Co., Ltd
Disclosure of associates [line items]
Key operation activities	[20]	R & D
Location	[20]	KOREA
Percentage of ownership	[20]	10.00%
Acquisition cost	[20]	₩ 20
Book value	[20]	₩ 11
Future Convergence Technology Laboratory. Co., Ltd
Disclosure of associates [line items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.12%
Acquisition cost		₩ 76
Book value		₩ 50
SC E&G. Co,. Ltd
Disclosure of associates [line items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Acquisition cost		₩ 90
Book value		₩ 214		0
Wang San Engineering. Co,. Ltd
Disclosure of associates [line items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Acquisition cost		₩ 81
Book value		₩ 166		0
ACE
Disclosure of associates [line items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Acquisition cost		₩ 20
Book value		₩ 20		0
Environment and Energy Co., Ltd
Disclosure of associates [line items]
Key operation activities	[20]	R & D
Location	[20]	KOREA
Percentage of ownership	[20]	10.54%
Acquisition cost	[20]	₩ 11
Book value		₩ 10	[20]	0
Santiago Solar Power SpA
Disclosure of associates [line items]
Key operation activities		Power generation
Location		CHILE
Percentage of ownership		50.00%
Acquisition cost		₩ 13,851
Book value		₩ 13,373		0
Yanggu Floating Photovoltaic Power Plant Inc
Disclosure of associates [line items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Acquisition cost		₩ 904
Book value		903
International Offshore Power Transmission Holding Company Limited [Member]
Disclosure of associates [line items]
Unrecognized equity interest		23,378		0
Accumulated unrecognized equity interest		₩ 23,378		₩ 0

[1]	Due to changes in equity, the nominal and effective percentage of ownership are 20.47%.
[2]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2022.
[3]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Group’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[5]	The effective percentage of ownership is 100%. However, the Government regulates the Group’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Group’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Group can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[7]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Group does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[9]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Group has significant financial transactions, which can affect its significant influence on the entity.
[10]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[11]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[15]	The effective percentage of ownership is more than 50% but the Group does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[16]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[17]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the decisions related to finance and operation.
[18]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.
[19]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[20]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the entity.
[21]	The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Group excercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.
[22]	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from a joint venture to an associate, due to the changes in voting rights.
[23]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Group excercises significant influence over all decisions related to finance and operation.
[24]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.